Deferred tax assets (DTA) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Deferred Tax Assets and Deferred Tax Liabilities (Net) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	₨ 2,091	₨ 1,714	₨ 634
Deferred Tax Assets Or Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(8,701)	(5,103)	(4,668)
Income / (expense) recognised in profit or loss	(1,784)	(1,714)	(634)
Income / (expense) recognised in OCI	1,567	(1,852)	88
Income / (expense) recognised in equity		(32)
Income / (expense) recognised in profit or loss on sale of subsidiary	(307)
Addition through business combination	28		111
Closing balance	(9,197)	(8,701)	(5,103)
Deferred Tax Assets Or Deferred Tax Liabilities | Compound financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	138	172	158
Income / (expense) recognised in profit or loss	(84)	(2)	14
Income / (expense) recognised in equity		(32)
Income / (expense) recognised in profit or loss on sale of subsidiary	80
Closing balance	134	138	172
Deferred Tax Assets Or Deferred Tax Liabilities | Gain / (loss) on mark to market of derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,671)	185	93
Income / (expense) recognised in profit or loss	(7)	0
Income / (expense) recognised in OCI	1,905	(1,856)	92
Closing balance	227	(1,671)	185
Deferred Tax Assets Or Deferred Tax Liabilities | Difference in written down value as per books of account and tax laws
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(40,272)	(34,254)	(21,644)
Income / (expense) recognised in profit or loss	(8,782)	(6,018)	(12,721)
Income / (expense) recognised in profit or loss on sale of subsidiary	366
Addition through business combination	(649)		111
Closing balance	(49,337)	(40,272)	(34,254)
Deferred Tax Assets Or Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(339)	(225)	(218)
Income / (expense) recognised in profit or loss	19	(114)	(7)
Addition through business combination	(5)
Closing balance	(325)	(339)	(225)
Deferred Tax Assets Or Deferred Tax Liabilities | Security deposit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance			41
Income / (expense) recognised in profit or loss			(41)
Deferred Tax Assets Or Deferred Tax Liabilities | Provision for decommissioning cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	3,115	2,738	1,819
Income / (expense) recognised in profit or loss	482	377	919
Income / (expense) recognised in profit or loss on sale of subsidiary	(26)
Addition through business combination	4
Closing balance	3,575	3,115	2,738
Deferred Tax Assets Or Deferred Tax Liabilities | Expected credit loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	44	27	11
Income / (expense) recognised in profit or loss	105	17	16
Income / (expense) recognised in profit or loss on sale of subsidiary	(1)
Closing balance	148	44	27
Deferred Tax Assets Or Deferred Tax Liabilities | Fair value gain on financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(9)	0	(188)
Income / (expense) recognised in profit or loss	(8)	(9)	188
Income / (expense) recognised in profit or loss on sale of subsidiary	17
Closing balance	0	(9)	0
Deferred Tax Assets Or Deferred Tax Liabilities | Losses available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	28,098	23,038	13,549
Income / (expense) recognised in profit or loss	6,304	5,060	9,489
Income / (expense) recognised in OCI	(339)
Income / (expense) recognised in profit or loss on sale of subsidiary	(719)
Addition through business combination	675
Closing balance	34,019	28,098	23,038
Deferred Tax Assets Or Deferred Tax Liabilities | Unused tax credit (MAT)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	1,258	2,465	1,244
Income / (expense) recognised in profit or loss	95	(1,207)	1,221
Closing balance	1,353	1,258	2,465
Deferred Tax Assets Or Deferred Tax Liabilities | Provision for operation and maintenance equalisation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	633	454	432
Income / (expense) recognised in profit or loss	60	179	22
Addition through business combination	2
Closing balance	695	633	454
Deferred Tax Assets Or Deferred Tax Liabilities | Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	342	352	150
Income / (expense) recognised in profit or loss	21	(10)	202
Income / (expense) recognised in profit or loss on sale of subsidiary	(157)
Addition through business combination	4
Closing balance	210	342	352
Deferred Tax Assets Or Deferred Tax Liabilities | Financial guarantee contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income / (expense) recognised in profit or loss	24
Closing balance	24
Deferred Tax Assets Or Deferred Tax Liabilities | Government grant (viability gap funding)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	244	255
Income / (expense) recognised in profit or loss	(63)	(11)	255
Closing balance	181	244	255
Deferred Tax Assets Or Deferred Tax Liabilities | Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(321)	(322)	(138)
Income / (expense) recognised in profit or loss	11	1	(184)
Income / (expense) recognised in profit or loss on sale of subsidiary	133
Addition through business combination	(4)
Closing balance	(181)	(321)	(322)
Deferred Tax Assets Or Deferred Tax Liabilities | Option premium
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance		(31)
Income / (expense) recognised in profit or loss		31	(31)
Closing balance			(31)
Deferred Tax Assets Or Deferred Tax Liabilities | Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	39	43	23
Income / (expense) recognised in profit or loss	39	(8)	24
Income / (expense) recognised in OCI	1	4	(4)
Addition through business combination	1
Closing balance	₨ 80	₨ 39	₨ 43